Basis of Presentation and Summary of Significant Accounting Policies - Applicable Rate Payable by Each Limited Partner to Placement Agent (Detail)	12 Months Ended
Dec. 31, 2015 USD ($)
Class A [Member]
Schedule of Equity Method Investments [Line Items]
Placement agent fee rate, monthly basis	0.167%
Placement agent fee rate, annual basis	2.00%
Class A [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Aggregate Investment	$ 4,999,999
Class B [Member]
Schedule of Equity Method Investments [Line Items]
Placement agent fee rate, monthly basis	0.125%
Placement agent fee rate, annual basis	1.50%
Class B [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Aggregate Investment	$ 250,000
Class B [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Aggregate Investment	$ 499,999
Class C [Member]
Schedule of Equity Method Investments [Line Items]
Placement agent fee rate, monthly basis	0.083%
Placement agent fee rate, annual basis	1.00%
Class C [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Aggregate Investment	$ 500,000
Class C [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Aggregate Investment	$ 4,999,999
Class D [Member]
Schedule of Equity Method Investments [Line Items]
Placement agent fee rate, monthly basis	0.063%
Placement agent fee rate, annual basis	0.75%
Class D [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Aggregate Investment	$ 5,000,000
Class Z [Member]
Schedule of Equity Method Investments [Line Items]
Aggregate Investment	All
Placement agent fee rate, monthly basis	0.00%